RELATED PARTY AND PARTY IN INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
TopBuild Corp. 401(k) Plan
RELATED PARTY AND PARTY IN INTEREST TRANSACTIONS
RELATED PARTY AND PARTY IN INTEREST TRANSACTIONS

6. RELATED PARTY AND PARTY IN INTEREST TRANSACTIONS

Certain Plan investments are shares of mutual funds and collective trust funds managed by Fidelity.  Fidelity is also the Trustee as defined by the Plan; therefore, transactions with Fidelity qualify as party-in-interest transactions.  Notes receivable from participants are also considered party-in-interest transactions.  Fees paid to Fidelity during 2025 by TopBuild Corp. on behalf of the Plan totaled $29,865.

The Plan invests in TopBuild Corp. common stock.  As of December 31, 2025, the value of the TopBuild Corp. common stock fund held by the Plan was $7,817,228 (with common stock of $7,814,007 and cash and money market investments of $3,221).  As of December 31, 2024, the value of the TopBuild Corp. common stock fund held by the Plan was $6,400,213 (with common stock of $6,396,967 and cash and money market investments of $3,246).